United States
				Securities And Exchange Commission
					Washington, D.C. 20549

					Form 13F


				Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment ( ); Amendment Number:_____

This Amendment(Check only one.):    		( ) is a restatement.
			             		( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

				Name:		Endeavour Capital Advisors, Inc.
				Address:	289 Greenwich Avenue
	 					2nd Floor
	 					Greenwich CT 06830

				Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 			Glenn Hofsess
Title: 			CFO
Phone: 			203-618-0101
Signature, 		Place, 			and Date of Signing:
Glenn Hofsess		Greenwich CT  		August 13, 2003

Report Type (Check only one.):
			(X)  13F HOLDINGS REPORT.
			( )  13F NOTICE.
			( )  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

				FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  		NONE
Form 13F Information Table Entry Total:  	36
Form 13F Information Table Value Total:  	186,711
					     (thousands)


List of Other Included Managers:


NONE

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                                                                            SHARES OF

                                                             FAIR MARKET    PRINCIPAL				     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP NUMBER VALUE (X$1,000)AMOUNT      SH/PRN INVESTMENT DISCRETION SOLE

UNITS BAY VIEW CAPITAL COR      CV WAR                9390822             12     217,865SH      SOLE                   217,865
ACE LTD-ORD                     COMMON             G0070K103           4,567     133,200SH      SOLE                    91,200
ASTORIA FINANCIAL CORP          OTC IS               46265104          3,173     113,600SH      SOLE                   113,600
AFLAC INC                       COMMON                1055102          6,273     204,000SH      SOLE                   138,400
AMERICAN INTL GROUP INC         COMMON               26874107          3,311      60,000SH      SOLE                    40,400
BANK OF NEW YORK CO INC         COMMON               64057102          3,163     110,000SH      SOLE                    74,000
CHUBB CORP                      COMMON              171232101          5,400      90,000SH      SOLE                    60,500
COUNTRYWIDE FINANCIAL CORP      COMMON              222372104          6,053      87,000SH      SOLE                    58,600
COMERICA INC                    COMMON              200340107          6,217     133,700SH      SOLE                    89,800
CHICAGO MECNATILE EXCHANGE      OTC IS              167760107          1,741      25,000SH      SOLE                    16,800
CITY NATIONAL CORP              COMMON              178566105          3,159      70,900SH      SOLE                    47,600
FLEETBOSTON FINL CORP           COMMON              339030108            891      30,000SH      SOLE                    20,300
GOLDMAN SACHS GROUP INC         COMMON             38141G104           3,183      38,000SH      SOLE                    25,600
HARTFORD FINANCIAL SERVICE      COMMON              416515104          7,101     141,000SH      SOLE                    95,100
INVESTORS FINL SERVICES CO      OTC IS              461915100          3,054     105,200SH      SOLE                    70,800
J P MORGAN CHASE & CO           COMMON             46625H100           1,709      50,000SH      SOLE                    33,700
KEYCORP NEW                     COMMON              493267108          6,626     262,200SH      SOLE                   176,900
LEHMAN BROTHERS HOLDINGS I      COMMON              524908100          3,324      50,000SH      SOLE                    33,700
MERRILL LYNCH & CO INC          COMMON              590188108          1,634      35,000SH      SOLE                    22,700
MGIC INVESTMENT CORP-WIS        COMMON              552848103          1,516      32,500SH      SOLE                    21,600
NATIONAL CITY CORP              COMMON              635405103          6,823     208,600SH      SOLE                   140,500
NEW YORK COMMUNITY BANKCOR      OTC IS              649445103         19,974     686,620SH      SOLE                   663,020
BANC ONE CORP                   COMMON             06423A103           4,216     113,400SH      SOLE                    76,200
PMI GROUP INC                   COMMON             69344M101           8,600     320,400SH      SOLE                   215,000
PHOENIX COMPANIES INC           OTC IS             71902E109           3,524     390,200SH      SOLE                   259,900
EVEREST REINSURANCE HOLDIN      COMMON             G3223R108           9,830     128,500SH      SOLE                    86,400
ROSLYN BANCORP INC              OTC IS              778162107          8,204     380,000SH      SOLE                   231,900
SAFECO CORP                     OTC IS              786429100          1,765      50,000SH      SOLE                    33,700
UNIONBANCAL CORP                COMMON              908906100          8,346     201,740SH      SOLE                   135,840
USB HOLDING CO INC              COMMON              902910108          2,366     133,300SH      SOLE                   133,300
UNUMPROVIDENT CORP              COMMON             91529Y106           6,330     472,000SH      SOLE                   315,300
US BANCORP DEL                  COMMON              902973304          7,036     287,200SH      SOLE                   192,700
WELLS FARGO & CO (POST NOR      COMMON              949746101          3,674      72,900SH      SOLE                    49,100
WASHINGTON MUTUAL INC           COMMON              939322103          9,736     235,750SH      SOLE                   235,750
WILLIS GROUP HOLDINGS L         OTC IS             G96655108          12,128     394,400SH      SOLE                   265,000
ZIONS BANCORPORATION            OTC IS              989701107          2,054      40,600SH      SOLE                    27,500


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